Note 4 - Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

Note 4.   Property and Equipment, Net

Property and equipment, net, consist of the following (in thousands):

	December 31, 2018	June 30, 2019
Furniture and fixtures	$29	$29
Office equipment	2	2
Computer equipment	18	18
Laboratory equipment	2	2

Total property and equipment	51	51
Less accumulated depreciation	(41)	(45)

Property and equipment, net	$10	$6

Depreciation expense at December 31, 2018 and for the six months ended June 30, 2018 and 2019 was $8,000, $4,000 and $4,000, respectively.

Note 3.     Property and Equipment, Net

Property  and equipment,  net, consist of the following (in thousands):

	As of December 31,
	2017	2018
Furniture and fixtures	$29	$29
Office equipment	2	2
Computer equipment	24	18
Laboratory equipment	2	2
Total property and equipment	57	51
Less accumulated depreciation	(44)	(41)
Property and equipment, net	$13	$10

Depreciation expense for the years ended December 31, 2017 and 2018 was $10,000 and $8,000, respectively.